Note 11 Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial assets and liabilities designated at fair value through profit or loss [Line Items]
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	€ 980	€ 836
Financial liabilities at fair value through profit or loss	980	836
Customer deposits at fair value	903	934
Debt securities at fair value through profit or loss designated upon initial recognition or subsequently	4,788	4,597
Other financial liabilities at fair value	10,369	9,420
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently	€ 16,061	€ 14,952